Expense Example - Gateway Trust - Classes A, C, N, and Y	Dec. 31, 2025 USD ($)
Gateway Equity Call Premium Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 664
Expense Example, with Redemption, 3 Years	879
Expense Example, with Redemption, 5 Years	1,110
Expense Example, with Redemption, 10 Years	1,774
Gateway Equity Call Premium Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	271
Expense Example, with Redemption, 3 Years	555
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	1,909
Gateway Equity Call Premium Fund | N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,266
Gateway Equity Call Premium Fund | Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	979
Gateway Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	665
Expense Example, with Redemption, 3 Years	863
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	1,694
Gateway Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	936
Expense Example, with Redemption, 10 Years	1,837
Gateway Fund | N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Gateway Fund | Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	$ 904